Management Report - Corporate Divisions - Deutsche Asset Management (Detail) - Asset Management [Member]	3 Months Ended		6 Months Ended
	Jun. 30, 2019 EUR (€)	Jun. 30, 2018 EUR (€)	Jun. 30, 2019 EUR (€)	Jun. 30, 2018 EUR (€)
Net revenues [Abstract]
Management Fees	€ 539,000,000	€ 530,000,000	€ 1,048,000,000	€ 1,062,000,000
Performance and transaction fees	66,000,000	29,000,000	77,000,000	47,000,000
Other revenues	(11,000,000)	1,000,000	(7,000,000)	(3,000,000)
Total net revenues	593,000,000	561,000,000	1,118,000,000	1,106,000,000
Provision for credit losses	0	(1,000,000)	0	0
Noninterest expenses [Abstract]
Compensation and benefits	228,000,000	194,000,000	427,000,000	389,000,000
General and administrative expenses	217,000,000	240,000,000	413,000,000	516,000,000
Impairment of goodwill and other intangible assets	0	0	0	0
Restructuring activities	27,000,000	7,000,000	29,000,000	9,000,000
Total noninterest expenses	471,000,000	441,000,000	869,000,000	914,000,000
Noncontrolling interests	33,000,000	26,000,000	64,000,000	26,000,000
Profit (loss) before tax	89,000,000	93,000,000	185,000,000	165,000,000
Total assets (in EUR, as of quarter-end)	10,000,000,000	10,000,000,000	10,000,000,000	10,000,000,000
Assets under Management (in EUR, as of quarter-end)	€ 721,000,000,000	€ 692,000,000,000	€ 721,000,000,000	€ 692,000,000,000
Employees (full-time equivalent, as of quarter-end)	3,998	4,027	3,998	4,027